INCOME FUND • GROWTH FUND	SEMI-ANNUAL
REPORT
December 31, 2001

Fellow Shareowners:

For Amana Mutual Fund Trust’s semi-annual period ended November 30, 2001, the NASDAQ Composite lost -8.4%, the S&P 500 declined -8.7% and the S&P Utilities Index tumbled -27.3%. Most market indices also declined for the full 2001 year, as they did in 2000 when the long bull market ended For example, the S&P 500 declined -11.9% and the Dow Jones Islamic Index (US) was down -16.6% [dividends omitted].

Fortunately, upswings in manufacturing orders, consumer confidence, housing starts, and the stock market signal that better times are coming. Because the steadier service industries are growing faster than manufacturing, we expect the 2002 economic rebound to be modest. Forecasts call for 2 to 3% domestic growth, which will help the Asian and European economies recover too.

Amana Income Fund had an -11.4% loss for the first six months of its fiscal year, ended November 30, 2001. Weakness in the utility and energy sectors overcame relatively good performances in our other industries. While the Fund declined for the full calendar year, this was only its second loss year in the past ten.

Amana Growth Fund performed better, with just a -4.4% decline for the first six months of its fiscal year ended November 30, 2001. For the almost eight years from its February 1994 inception to December 31, 2001, Amana Growth Fund has provided its shareowners an annual average total return of +13.1%. For shareowners paying US income taxes at the maximum rates, the annual after-tax total return since inception is a solid 12.8%.

As value investors, the Amana Funds seek investment profits from sound, growing, established businesses that can be held for several years. Over $45 million is now invested in more than 5,000 shareowner accounts through the two Amana mutual funds. Your board is pleased with Amana’s years of successful Islamic investment leadership, and its growth as the Trust’s reputation widens. In August, shareowners approved a new distribution plan, providing further opportunities for service to the Islamic investment community. The tragic events of September 11th have had no special impacts on Amana’s funds.

If you have questions or need investment help, please call Saturna Capital at 888/73-AMANA. Further information about fund operations (unaudited) is available for you on the following pages.

GRAPHIC OMITTED
Respectfully,
Nicholas Kaiser, President	M. Yaqub Mirza, Chairman

Average Annual Returns (as of 12/31/2001)	1 year	5 years	10 years
Amana Income Fund	-11.39%	7.29%	8.03%
Amana Growth Fund	-14.75%	14.95%	*13.08%
			*since 2/3/94 inception
November 30, 2001 Report	1

INVESTMENTS	I		Income Fund

Issue		Number of Shares	Cost	Market Value

COMMON STOCKS (89.2%)

Automotive (1.4%)
Genuine Parts		11,000	$355,744	$370,920

Building (2.4%)
Plum Creek Timber		20,000	536,727	566,000

Hanson plc ADC		9,000	328,139	301,590
SUB-TOTAL			864,866	867,590
Business Services (.4%)
Dun & Bradstreet		3,250	26,718	111,345
Chemicals (.9%)
RPM		25,390	182,267	350,890

Energy (16.7%)
BP Amoco plc ADR		25,662	1,002,927	1,133,490
Exxon Mobil		38,482	702,384	1,439,227
USEC		20,000	175,717	156,000
SUB-TOTAL			1,881,028	2,728,717
Hotels (.2%)
Fairmont Hotels & Resorts		6,500	66,882	138,840
Machinery (2.1%)
Manitowoc		17,250	95,638	489,900

Medical (12.4%)
American Home Products		15,200	193,026	913,520
Bristol-Myers Squibb		18,560	196,131	997,786
Glaxo Wellcome plc ADR		10,000	260,427	508,100
IMS Health		13,000	145,261	266,240
Zimmer Holdings		1,856	9,937	59,875
SUB-TOTAL			804,782	2,745,521

Mining (4.4%)
Fording		4,316	44,567	68,538
Rio Tinto plc ADS		9,000	521,085	679,050
SUB-TOTAL			565,652	747,588

Publishing (1.5%)
McGraw-Hill		5,500	334,294	310,750

Real Estate (4.4%)
Duke-Weeks Realty		20,000	434,493	491,200
Shurgard Storage Centers		20,000	526,956	609,000
SUB-TOTAL			961,449	1,100,200

Steel (1.7%)
USX-U.S. Steel Group		20,000	489,611	337,800

Telecommunications (16.1%)
BCE, Inc.		19,600	324,207	451,192
Cable & Wireless plc ADS		11,000	202,583	157,300
SBC Communications		20,480	375,305	765,542
Telefonica SA ADS		22,760	189,073	908,579

2	November 30, 2001 Report

Income Fund			INVESTMENTS
Issue	Number of Shares	Cost	Market Value
Verizon Communications	12,200	410,441	573,400	GRAPHIC OMITTED
SUBTOTAL		1,501,609	2,856,013

Tools (1.7%)
Regal-Beloit	20,000	357,762	435,200

Transportation (4.6%)
Canadian Pacific Ltd.	13,000	143,117	249,730

Utilities-Gas & Electric (18.3%)
Avista	30,000	594,083	360,000
Duke Energy	10,000	296,509	361,500
FPL Group	10,000	344,874	554,000
Idacorp	10,000	320,332	373,200
National Fuel Gas	14,000	364,297	313,320
NiSource	24,000	469,159	501,600
PanCanadian Energy	10,000	181,106	258,200
Piedmont Natural Gas	11,400	198,575	383,040
Puget Sound Energy	7,500	186,587	146,325
Sempra Energy	22,300	501,563	516,468
SUBTOTAL		3,457,085	3,767,653

Total Investments (89.2%)		12,088,504	17,608,657
Other Assets (net of liabilities) (10.8%)			2,964,509

Total Net Assets (100%)			$20,573,166

November 30, 2001 Report	3

STATEMENT OF ASSETS AND LIABILITIES		Income Fund

As of November 30, 2001

Assets
Common stocks (cost $12,088,504)		$17,608,657
Cash		2,930,602
Dividends receivable		45,870
Insurance reserve premium		7,763
	Total Assets		$20,592,892

Liabilities
Payable to affiliate		19,726
	Total liabilities		$19,726

Net Assets			$20,573,166

Fund shares outstanding			1,246,631

Analysis of Net Assets
Paid in capital (unlimited shares authorized, without par value)		16,356,177
Accumulated net realized loss on investments		(1,303,163)
Unrealized net appreciation on investments		5,520,152
	Net Assets applicable to fund shares outstanding		$20,573,166

Net Asset Value, Offering and Redemption price per share			$16.50

4	November 30, 2001 Report

Income Fund			STATEMENT OF OPERATIONS
For six months ended November 30, 2001				GRAPHIC OMITTED

Investment income
Dividends (net of foreign taxes of $6,143)		$279,199
Miscellaneous income		245
Gross investment income			$279,444

Expenses
Investment adviser and administration fees		103,702
Professional fees		25,100
Shareowner service fees		21,191
Distribution fees		12,577
Filing and registration fees		8,500
Printing and postage		6,586
Miscellaneous expenses		8,677
Custodian fees		1,304
Total gross expenses		187,637
	Less custodian fees	(1,304)
Net expenses			186,333
	Net investment income		93,111

Net realized loss on investments
Proceeds from sales		884,333
Less cost of securities sold	(based on identified cost)	2,144,489
	Realized net loss		(1,260,156)

Unrealized gain on investments
End of period		5,520,152
Beginning of period		7,011,557
	Decrease in unrealized gain for the period		(1,491,405)
	Net realized and unrealized loss on investments		(2,751,561)

Net decrease in net assets resulting from operations			$(2,658,450)

November 30, 2001 Report	5

STATEMENT OF CHANGES IN NET ASSETS		Income Fund
		Six months ended	Year ended
INCREASE IN NET ASSETS		Nov. 30, 2001	May 31,2001
From operations
Net investment income		$93,111	$206,250
Net realized gain (loss) on investments		(1,260,156)	10,853
Net increase (decrease) in unrealized appreciation		(1,491,405)	255,827
Net increase (decrease) in net assets		(2,658,450)	472,930

Dividends to shareowners from
Net investment income		0	(210,561)
Capital gains distributions		0	0
	Total distributions	0	(210,561)

Fund share transactions
Proceeds from sales of shares		1,784,923	4,910,534
Value of shares issued in reinvestment of dividends		0	205,025
		1,784,923	5,115,559
Cost of shares redeemed		(1,790,148)	(4,145,368)
	Net increase (decrease)in net assets from share transactions	(5,225)	970,191

Total increase (decrease) in net assets		$(2,663,675)	$1,232,560

NET ASSETS
Beginning of period		23,236,841	22,004,281
End of period		$20,573,166	$23,236,841

Shares of the fund sold and redeemed
Number of shares sold		103,656	272,197
Number of shares issued in reinvestment of dividends		0	11,011
		103,656	283,208
Number of shares redeemed		(104,830)	(231,750)

Net increase (decrease) in number of shares outstanding		(1,174)	51,458

6	November 30, 2001 Report

Income Fund				FINANCIAL HIGHLIGHTS
Selected data per share of outstanding capital stock throughout each period							GRAPHIC OMITTED

	Six months ended			Year ended May 31,
	Nov. 30, 2001	2001	2000	1999	1998	1997
Net asset value at beginning of period	$18.62	$18.39	$20.30	$19.76	$16.61	$13.93
Income from investment operations
Net investment income	0.07	0.17	1.88	0.25	0.26	0.38
Net gains or losses on securities (both realized and unrealized)	(2.19)	0.23	(1.30)	1.02	3.58	2.86
Total from investment operations	(2.12)	0.40	0.58	1.27	3.84	3.24
Less distributions
Dividends (from net investment income)	0.00	(0.17)	(1.87)	(0.29)	(0.22)	(0.42)
Distributions (from capital gains)	0.00	(0.00)	(0.62)	(0.44)	(0.47)	(0.14)
Total distributions	0.00	(0.17)	(2.49)	(0.73)	(0.69)	(0.56)
Net asset value at end of period	$16.50	$18.62	$18.39	$20.30	$19.76	$16.61

Total return	(11.39%)	2.17%	2.96%	6.56%	23.51%	23.62%

Ratios / Supplemental Data
Net assets ($000), end of period	$20,573	$23,237	$22,004	$22,733	$19,886	$16,332
Ratio of gross expenses to average net assets	0.87%	1.57%	1.55%	1.33%	1.36%	1.44%
Ratio of net investment income to average net assets	0.43%	0.89%	9.25%	1.30%	1.43%	2.51%
Portfolio turnover rate	3%	8%	1%	17%	8%	14%

Amana Income Fund Calendar Year Percentage Returns GRAPH OMITTED

November 30, 2001 Report	7

INVESTMENTS		Growth Fund

Issue	Number of Shares	Cost	Market Value

COMMON STOCKS (89.1%)

Appliances (1.3%)
Maytag	10,000	$357,821	$289,000
Auto Parts (.7%)
Genuine Parts	5,000	159,450	168,600

Supreme Industries*	9,000	70,595	33,570
SUBTOTAL		230,045	202,170
Building (2.5%)
Building Materials Holding*	16,000	173,782	180,000
Huttig Building Products*	40,000	175,963	208,000
Lowe's Company	8,000	282,490	362,480
SUBTOTAL		632,235	750,480

Business Services (2.3%)
Convergys*	12,500	287,315	415,375
Gartner Group Cl B*	10,000	119,331	94,000
SUBTOTAL		406,646	509,375
Computer Hardware (10.2%)
Advanced Digital Information*	24,000	33,778	375,600
Apple Computer*	20,000	652,514	426,000
Ciena	10,000	163,966	177,500
Hewlett-Packard	10,000	257,203	219,900
Intel	12,000	379,012	391,920
International Business Machines	4,000	265,793	462,400
Symbol Technologies	24,499	318,643	407,173
Taiwan Semiconductor ADS*	20,000	292,336	318,600
SUBTOTAL		2,363,245	2,779,093

Computer Software (11.6%)
Adobe Systems	16,800	167,688	538,944
Ascential Software	15,157	61,230	62,447
Business Objects SA ADS*	18,000	104,592	604,800
Cisco Systems*	18,000	194,369	368,100
Intuit*	15,000	305,029	658,500
Macromedia*	10,000	698,983	222,000
Microsoft*	5,000	219,370	321,050
Oracle *	30,000	152,010	420,900
SUBTOTAL		1,903,271	3,196,741

Electronics (10.5%)
Agilent Technologies*	12,000	527,964	327,240
EMCOR Group*	6,000	172,499	271,800
Keithley Instruments	8,000	276,186	139,360
Qualcomm*	28,000	121,548	1,644,160
Trimble Navigation	10,000	207,788	168,800

SUBTOTAL		1,305,985	2,551,360
Food Production (.6%)
Potash Corp of Saskatchewan	2,700	184,569	167,940

8	November 30, 2001 Report

Growth Fund			INVESTMENTS
Issue	Number of Shares	Cost	Market Value	GRAPHIC OMITTED
Machinery (2.9%)
ABB Ltd. ADS	10,000	186,537	106,000
Crane	14,000	323,611	331,800
Manitowoc	7,000	168,163	198,800
SUBTOTAL		678,311	636,600

Mining (3.5%)
Alcoa	12,000	451,967	465,600
Rio Tinto plc ADS	5,000	280,819	377,250

SUBTOTAL		732,786	842,850
Oil & Gas (6.7%)
BP Amoco plc ADR	10,544	460,524	465,728
Noble Drilling*	6,000	124,826	177,000
Repsol-YPF S.A. ADR	20,000	399,173	286,000
Williams Companies	15,000	448,075	400,800
SUBTOTAL		1,432,598	1,329,528

Paper & Publishing (2.7%)
McGraw-Hill	7,000	279,830	395,500
Wiley (John) & Sons, Cl A	10,000	150,265	231,900
SUBTOTAL		430,095	627,400

Pharmaceuticals (14.2%)
Affymetrix*	10,000	275,742	362,200
American Home Products	5,360	248,080	322,136
Bone Care International*	15,000	227,893	284,700
CryoLife*	11,250	145,226	344,250
Genentech*	8,000	263,191	459,200
Glaxo SmithKline plc ADR	2,500	55,379	127,025
Immunex *	24,000	172,289	648,000
IMS Health	9,500	275,132	194,560
Johnson & Johnson	8,000	249,078	464,000
Ligand Pharmaceuticals*	6,000	90,709	99,120
Lilly (Eli)	3,500	255,992	289,345
Novo-Nordisk A/S ADR	10,000	243,206	388,500
SUBTOTAL		2,501,917	3,983,036

Photographic Supplies (1.3%)
Fuji Photo Film ADR	6,000	205,568	205,140

Real Estate (1.4%)
Intrawest	20,000	347,644	322,000

Retail (3.6%)
Dress Barn *	15,000	344,074	344,100
Whole Foods Market*	20,000	323,084	858,200
SUBTOTAL		667,158	1,202,300

November 30, 2001. Report	9

INVESTMENTS		Growth Fund

Issue	Number of Shares	Cost	Market Value

Steel (1.3%)
AK Steel Holding	25,000	333,788	262,750

Tools (.7%)
Regal-Beloit	9,000	168,395	195,840

Telecommunications (2.8%)
Leap Wireless International*	5,000	26,449	89,850
SBC Communications	10,000	478,342	373,800
Telefonica SA ADS*	2,496	70,939	99,640
SUBTOTAL		575,730	563,290

Transportation (6.6%)
Airborne Freight	30,000	496,228	402,900
Alaska Air Group*	16,000	494,249	458,400
Lan Chile SA ADS	30,000	298,270	213,000
Southwest Airlines	30,000	202,999	562,500
Trinity Industries	3,000	117,089	79,980
United Parcel Service	5,000	285,182	281,100
SUBTOTAL		1,894,017	1,997,880

Utilities-Electric (1.7%)
Avista	30,000	618,979	360,000

Total Investments S (89.1%)		$17,970,803	22,974,773
Other Assets (net of liabilities) (10.9%)			1,372,152

Total Net Assets (100%)			$24,346,925

*Non-Income producing security

10	November 30, 2001 Report

Growth Fund			STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2001				GRAPHIC OMITTED

Assets
Common stocks (cost $17,970,802)		$22,974,774
Cash		1,358,664
Dividends receivable		21,410
	Total Assets		$24,354,848

Liabilities
Payable to affiliate		7,923
	Total liabilities		7,923

Net Assets			$24,346,925

Fund shares outstanding			2,019,729

Analysis of Net Assets
Paid in capital (unlimited shares authorized, without par value)		19,693,059
Accumulated net realized loss		(350,106)
Unrealized net appreciation on investments		5,003,972
Net assets applicable to fund shares outstanding			$24,346,925

Net Asset Value, Offering and Redemption price per share			$12.05

November 30, 2001 Report	11

STATEMENT OF OPERATIONS		Growth Fund
For six months ended November 30, 2001

Investment income
Dividends (net of foreign taxes of $3,886)		$72,596
Miscellaneous income		778
	Gross investment income		$73,374

Expenses
Investment adviser and administration fees		115,028
Professional fees		27,475
Shareowner service fees		26,150
Distribution fees		13,538
Filing and registration fees		9,000
Printing and postage		8,450
Miscellaneous expenses		6,988
Custodian fees		1,523
Total gross expenses		208,152
	Less custodian fees	(1,523)
Net expenses			206,629
	Net investment loss		(133,255)

Net realized gain on investments
Proceeds from sales		166,196
Less cost of securities sold based on identified cost		399,514
	Realized net loss		(233,318)

Unrealized loss on investments
End of period		5,003,972
Beginning of period		5,989,171
	Decrease in unrealized gain for the period		(985,199)
	Net realized and unrealized loss on investments		(1,218,517)

Net decrease in net assets resulting from operations			$(1,351,772)

12	November 30, 2001 Report

Growth Fund		STATEMENT OF CHANGES IN NET ASSETS
				GRAPHIC OMITTED
		Period ended	Year ended
DECREASE IN NET ASSETS		Nov. 30, 2001	May 31,2001
From operations
Net investment loss		($133,255)	($232,498)
Net realized gain (loss) on investments		(233,318)	784,956
Net decrease in unrealized appreciation		(985,199)	(3,377,339)
Net decrease in net assets		(1,351,772)	(2,824,881)

Dividends to shareowners from
Net investment income		0	0
Capital gains distributions		0	(846,801)
	Total distributions	0	(846,801)

From Fund share transactions
Proceeds from sales of shares		1,831,356	9,773,850
Value of shares issued in reinvestment of dividends		0	842,542
		1,831,356	10,616,392
Cost of shares redeemed		(2,552,090)	(3,918,896)
	Net increase (decrease) in net assets from share transactions	(720,734)	6,697,496

Total increase (decrease) in net assets		$(2,072,506)	$3,025,814

NET ASSETS
Beginning of period		26,419,431	23,393,617
End of period		$24,346,925	$26,419,431

Shares of the fund sold and redeemed
Number of shares sold		159,293	718,002
Number of shares issued in reinvestment of dividends		0	59,460
		159,293	777,462
Number of shares redeemed		(235,012)	(301,508)

Net increase (decrease) in number of shares outstanding		(75,719)	475,954

November 30, 2001 Report	13

FINANCIAL HIGHLIGHTS				Growth Fund
Selected data per share of outstanding capital stock throughout each period

	Six months ended		Year ended May 31,
	Nov. 30, 2001	2001	2000	1999	1998	1997
Net asset value at beginning of period	$12.61	$14.45	$9.95	$7.78	$7.07	$6.86
Income from investment operations
Net investment income	(0.06)	(0.11)	(0.11)	(0.06)	(0.03)	(0.02)
Net gains or losses on securities (both realized and unrealized)	(0.50)	(1.27)	4.82	2.23	0.90	0.32
Total from investment operations	(0.56)	(1.38)	4.71	2.17	0.87	0.30
Less distributions
Dividends (from net investment income)	0.00	0.00	0.00	0.00	0.00	0.00
Distributions (from capital gains)	0.00	(0.46)	(0.21)	0.00	(0.16)	(0.09)
Total distributions	0.00	(0.46)	(0.21)	0.00	(0.16)	(0.09)
Net asset value at end of period	$12.05	$12.61	$14.45	$9.95	$7.78	$7.07

Total return	(4.44%)	(9.89%)	47.09%	27.89%	12.39%	4.46%

Ratios / Supplemental Data
Net assets ($000), end of period	$24,347	$26,419	$23,393	$11,721	$10,080	$5,924
Ratio of gross expenses to average net assets	0.87%	1.55%	1.46%	1.53%	1.56%	1.69%
Ratio of net investment income to average net assets	(0.56%)	(0.90%)	(0.75%)	(-0.74%)	(0.40%)	(0.60%)
Portfolio turnover rate	1%	11%	14%	20%	25%	25%

Amana Growth Fund Calendar Year Percentage Returns GRAPH OMITTED

14	November 30, 2001 Report

SUPPLEMENTARY INFORMATION	GRAPHIC OMITTED

ORGANIZATION
Amana Mutual Funds Trust (the "Trust") was established under Indiana law as a Business Trust on July 26, 1984. The Trust is registered as a no-load, open-end, diversified series investment company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles. Two portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June 23, 1986. The Growth Fund began operations on February 3, 1994.

UNAUDITED INFORMATION
The information in this interim report has not been subject to independent audit.

TRANSACTIONS WITH AFFILIATED PERSONS
Saturna Capital Corporation provides investment advisory services and certain other administrative and and distribution services and facilities required by each Fund to conduct its business. For such services, each Fund pays an annual fee equal to .95% of its average daily net assets. The Fiqh Council of North America is the religious consultant to Saturna regarding Islamic principles. The Islamic Society of North America provides Saturna with advice regarding the provision of Amana's services to its members. From its advisory fee, Saturna pays each of these consultants a fee equal to .10% of the average daily net assets of each Fund. Saturna Capital also acts as a transfer agent to each Fund.

Investors National Corporation (a general broker-dealer and subsidiary of Saturna Capital) is the Trust's distributer. Investors National also executes securities transactions for the Funds at Investors National's discount commission rates. Persuant to Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted a distribution plan which permits the Amana Income Fund and the Amana Growth Fund to pay Investors National Corporation for certain expenses associated with the distribution of their shares, up to 0.25% annually of each Fund's average daily net asset value.

All trustees serve without compensation.

SATURNA CAPITAL PRIVACY STATEMENT

At Saturna Capital, we understand the importance of maintaining the privacy of your financial information. To that end, we want to insure that we protect the confidentiality of any personal information you share with us.

We collect personal information about you from information we receive from you on applications and other forms and from transactions or trades placed with us. Please be assured that except to administer a transaction with an affiliated third party upon your request, we do not disclose any personal information about our customers, or our former customers, to anyone, except as may be required by law. We maintain our own technology resources to minimize the use of outside service providers.

Additionally, Saturna Capital restricts access to personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information. If you have further questions or concerns about the security or privacy of the information we receive from you, please call us at 1-888 / 73 - AMANA.

November 30, 2001 Report	15

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Fund portfolios and handles daily operations by direction of the voluntary Board of Trustees.

AMANA MUTUAL FUNDS TRUST

Investment Advisor and Administrator	Saturna Capital Corporation	GRAPHIC OMITTED
Distributor	Investors National Corporation
Religious Consultant	Fiqh Council of North America
Member Services Consultant	Islamic Society of North America
Custodian	National City Bank of Indiana
Auditors	Tait, Weller & Baker, Philadelphia
Legal Counsel	Kirkpatrick & Lockhart, Washington
This report is for the information of the shareowners of the Trust. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.	GROWTH • INCOME
1300 N. State Street Bellingham, WA 98225-4730 1-800/SATURNA (1-800/728-8762) For automated assistance, including prices: 1-888/73-AMANA (1-888/732-6262) www.amanafunds.com	SEMI-ANNUAL REPORT November 30, 2001